Leases (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liability
Lease liabilities at beginning of period	€ 87	€ 27
Additions	217	12
Additions from business combinations	102	64
Disposals	(6)	(4)
Interest expense	5	2	€ 1
Lease payments	42	12	8
Foreign exchange and other movements	12	(2)
Lease liabilities at end of period	€ 375	€ 87	€ 27